CONTINGENCIES (Tables)	12 Months Ended
Jan. 02, 2016
CONTINGENCIES
Costs of Environmental Liabilities with Remediation

(In millions)	2015	2014

Balance at beginning of year	$26.2	$29.6
Charges (reversals), net	1.2	1.7
Payments	(9.7)	(5.1)

Balance at end of year	$17.7	$26.2